COST OF REVENUES	6 Months Ended
Jun. 30, 2026
Cost Of Revenues Abstract
COST OF REVENUES	NOTE 8 – COST OF REVENUES:
	As of June 30, 2026	As of June 30, 2025

Materials and subcontractors	460	235
Payroll and related	138	23
Other	12	29
Total	610	287